PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 2,298	$ 2,065	$ 2,407
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	478	$ 380	$ 349
Asset retirement obligations | Mining activities
Disclosure of other provisions [line items]
Provisions	424
Asset retirement obligations | Site restoration
Disclosure of other provisions [line items]
Provisions	984
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	134
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	59
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	52
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	46
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	159
Brazil | Asset retirement obligations | Site restoration
Disclosure of other provisions [line items]
Increase in other provisions	$ 136